Fair value (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected
Assets and liabilities measured at fair value on a recurring basis at March 31, 2022 and 2023, including those for which the MHFG Group has elected the fair value option, are summarized below:

2022	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,604	11	—	1,615
Japanese local government bonds	—	145	—	145
U.S. Treasury bonds and federal agency securities	2,353	711	—	3,064
Other foreign government bonds	907	639	—	1,546
Agency mortgage-backed securities	—	3,176	—	3,176
Residential mortgage-backed securities	—	—	8	8
Certificates of deposit and commercial paper	—	640	—	640
Corporate bonds and other (2)	15	2,743	71	2,829
Equity securities	1,381	213	28	1,622
Trading securities measured at net asset value (3)				284
Derivative financial instruments:
Interest rate contracts	89	4,513	22	4,624
Foreign exchange contracts	—	4,404	32	4,436
Equity-related contracts	77	323	26	426
Credit-related contracts	—	116	2	118
Other contracts	49	18	52	119
Available-for-sale securities:
Japanese government bonds	24,662	497	—	25,159
Japanese local government bonds	—	420	—	420
U.S. Treasury bonds and federal agency securities	373	—	—	373
Other foreign government bonds	363	973	—	1,336
Agency mortgage-backed securities	—	451	—	451
Residential mortgage-backed securities	—	40	18	58
Commercial mortgage-backed securities	—	854	—	854
Japanese corporate bonds and other debt securities	—	1,920	315	2,235
Foreign corporate bonds and other debt securities	—	671	117	788
Equity securities:
Equity securities with readily determinable fair values	3,094	61	—	3,155
Equity securities measured at net asset value (3)				210
Other investments	2	—	56	58

Total assets measured at fair value on a recurring basis	34,969	23,539	747	59,749

Liabilities:
Trading securities sold, not yet purchased	3,054	2,035	—	5,089
Derivative financial instruments:
Interest rate contracts	80	4,636	—	4,716
Foreign exchange contracts	—	4,472	—	4,472
Equity-related contracts	122	183	40	345
Credit-related contracts	—	120	1	121
Other contracts	28	36	52	116
Long-term debt (4)	—	1,962	794	2,756

Total liabilities measured at fair value on a recurring basis	3,284	13,444	887	17,615

2023	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,187	7	—	1,194
Japanese local government bonds	—	138	—	138
U.S. Treasury bonds and federal agency securities	1,917	1,377	—	3,294
Other foreign government bonds	658	786	—	1,444
Agency mortgage-backed securities	—	5,309	—	5,309
Residential mortgage-backed securities	—	—	—	—
Certificates of deposit and commercial paper	—	516	—	516
Corporate bonds and other (2)	—	2,406	47	2,453
Equity securities	1,859	370	21	2,250
Trading securities measured at net asset value (3)				111
Derivative financial instruments:
Interest rate contracts	218	8,103	53	8,374
Foreign exchange contracts	—	4,200	22	4,222
Equity-related contracts	39	73	33	145
Credit-related contracts	—	143	1	144
Other contracts	15	12	20	47
Available-for-sale securities:
Japanese government bonds	15,771	678	—	16,449
Japanese local government bonds	—	555	—	555
U.S. Treasury bonds and federal agency securities	376	—	—	376
Other foreign government bonds	322	986	—	1,308
Agency mortgage-backed securities	—	522	—	522
Residential mortgage-backed securities	—	34	13	47
Commercial mortgage-backed securities	—	862	—	862
Japanese corporate bonds and other debt securities	—	2,008	101	2,109
Foreign corporate bonds and other debt securities	—	916	90	1,006
Equity securities:
Equity securities with readily determinable fair values	3,052	161	—	3,213
Equity securities measured at net asset value (3)				271
Other investments	—	—	63	63

Total assets measured at fair value on a recurring basis	25,414	30,162	464	56,422

Liabilities:
Trading securities sold, not yet purchased	2,954	3,513	—	6,467
Derivative financial instruments:
Interest rate contracts	244	8,271	2	8,517
Foreign exchange contracts	—	4,005	8	4,013
Equity-related contracts	46	91	60	197
Credit-related contracts	—	124	2	126
Other contracts	10	15	18	43
Long-term debt (4)	—	1,844	836	2,680

Total liabilities measured at fair value on a recurring basis	3,254	17,863	926	22,043

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	The amount includes CLO and convertible bonds, which are classified in Level 3.
(3)
In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2022 and 2023 were ¥68 billion and ¥52 billion, respectively.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2022 and 2023:

2022	April 1, 2021	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2022	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	9	—	(2)	—		—	—	—	—	—	(1)	8	—
Corporate bonds and other	1,033	7	(2)	—		—	(452)	143	(72)	—	(588)	71	3
Equity securities	29	—	(2)	—		—	—	—	—	—	(1)	28	1
Derivative financial instruments, net (1) :
Interest rate contracts	8	11	(2)	—		—	—	—	—	—	3	22	(22)
Foreign exchange contracts	23	8	(2)	—		—	—	—	—	—	1	32	7
Equity-related contracts	(21)	(11	) (2)	—		—	—	—	—	—	18	(14)	(23)
Credit-related contracts	2	(3	) (2)	—		—	—	—	—	—	2	1	(1)
Other contracts	—	1	(2)	—		—	—	—	—	—	(1)	—	—
Available-for-sale securities:
Residential mortgage-backed securities	23	—	(3)	—	(4)	—	—	—	—	—	(5)	18	—
Commercial mortgage-backed securities	716	5	(3)	(5	) (4)	—	(689)	62	(60)	—	(29)	—	—
Japanese corporate bonds and other debt securities	365	(20	) (3)	1	(4)	—	(4)	11	—	—	(38)	315	(19)
Foreign corporate bonds and other debt securities	132	—	(3)	7	(4)	—	(4)	47	—	—	(65)	117	1
Other investments	53	2	(3)	—		—	—	37	(3)	—	(33)	56	(2)

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	—	—	—	—	—	—
Long-term debt	713	61	(5)	1	(4)	4	(6)	—	—	534	(389)	794	77

2023	April 1, 2022	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2023	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	8	(1	) (2)	—		—	—	—	(6)	—	(1)	—	—
Corporate bonds and other	71	4	(2)	—		13	(15)	104	(46)	—	(84)	47	—
Equity securities	28	—	(2)	—		—	—	2	(6)	—	(3)	21	(1)
Derivative financial instruments, net (1) :
Interest rate contracts	22	31	(2)	—		—	—	—	—	—	(2)	51	(22)
Foreign exchange contracts	32	(5	) (2)	—		—	—	—	—	—	(13)	14	(6)
Equity-related contracts	(14)	(26	) (2)	—		—	—	—	—	—	13	(27)	(107)
Credit-related contracts	1	(1	) (2)	—		—	—	—	—	—	(1)	(1)	(5)
Other contracts	—	2	(2)	—		—	—	—	—	—	—	2	2
Available-for-sale securities:
Residential mortgage-backed securities	18	—	(3)	—	(4)	—	—	—	—	—	(5)	13	—
Commercial mortgage-backed securities	—	—	(3)	—	(4)	—	—	—	—	—	—	—	—
Japanese corporate bonds and other debt securities	315	—	(3)	3	(4)	—	—	25	—	—	(242)	101	8
Foreign corporate bonds and other debt securities	117	—	(3)	1	(4)	—	(54)	63	—	—	(37)	90	—
Other investments	56	3	(3)	—		—	(1)	36	—	—	(31)	63	1

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(1)	1	—	—	—	—
Long-term debt	794	29	(5)	10	(4)	1	(2)	—	—	323	(241)	836	60

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)
Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2022 and 2023. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to Available-for-sale securities and Long-term debt, which were ¥2 billion and ¥2 billion, respectively, at March 31, 2022, and ¥8 billion and ¥11 billion, respectively, at March 31, 2023.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities
The following table presents information about significant
unobservable
inputs related to the MHFG Group’s
material
classes of Level 3 assets and
liabilities at March 31, 2022 and 2023:

2022

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	26	Discounted cash flow	Prepayment rate	0.4%–18.1%	5.8%
		Price-based	Default rate	0.0%–0.5%	0.0%
			Recovery rate	100.0%–100.0%	100.0%
			Discount margin	30.0bps–167.1bps	53.1bps

Corporate bonds and other debt securities	503	Discounted cash flow	Prepayment rate (1)	5.8%–24.5%	24.3%
		Price-based	Default rate (1)	0.2%–59.7%	0.7%
			Recovery rate (1)	10.0%–39.7%	39.5%
			Discount margin (1)	35.4bps–102.5bps	47.1bps
			Discount margin (2)	3.9bps–446.6bps	340.4bps

Derivative financial instruments, net:
Interest rate contracts	22	Internal valuation model (3)	IR – IR correlation	23.2%–100.0%	75.0%

Foreign exchange contracts	32	Internal valuation model (3)	FX – IR correlation	11.4%–52.3%	31.4%
			FX – FX correlation	41.4%–64.8%	53.1%

Equity-related contracts	(14)	Internal valuation model (3)	Equity – IR correlation	25.0%–25.0%	25.0%
			Equity correlation	3.2%–100.0%	89.9%
			Equity volatility	12.6%–120.5%	47.3%

Credit-related contracts	1	Internal valuation model (3)	Default rate	0.1%–8.0%	1.5%
			Credit correlation	42.6%–100.0%	66.2%

Other contracts	—	Internal valuation model (3)	Commodity volatility	0.0%–89.4%	55.4%

Long-term debt	794	Internal valuation model (3)	IR – IR correlation	23.2%–100.0%	75.0%
			FX – IR correlation	11.4%–52.3%	38.9%
			FX – FX correlation	41.4%–64.8%	53.1%
			Equity – IR correlation	25.0%–25.0%	25.0%
			Equity – FX correlation	-16.9%–16.8%	0.0%
			Equity correlation	3.2%–100.0%	89.6%
			Equity volatility	8.7%–120.5%	34.0%
			Default rate	0.1%–8.0%	1.5%
			Credit correlation	18.6%–100.0%	63.9%

2023

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)

Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	13	Discounted cash flow	Prepayment rate	0.2%–17.6%	4.4%
		Price-based	Default rate	0.0%–2.2%	0.2%
			Recovery rate	100.0%–100.0%	100.0%
			Discount margin	30.0bps–167.1bps	47.0bps

Corporate bonds and other debt securities	238	Discounted cash flow	Prepayment rate (1)	21.7%–21.7%	21.7%
		Price-based	Default rate (1)	0.2%–0.2%	0.2%
			Recovery rate (1)	40.5%–40.5%	40.5%
			Discount margin (1)	98.8bps–209.9bps	116.2bps
			Discount margin (2)	3.5bps–171.2bps	20.1bps

Derivative financial instruments, net:
Interest rate contracts	51	Internal valuation model (3)	IR – IR correlation	23.2%–100.0%	75.0%

Foreign exchange contracts	14	Internal valuation model (3)	FX – IR correlation	5.5%–58.2%	39.9%
			FX – FX correlation	39.0%–64.7%	51.9%

Equity-related contracts	(27)	Internal valuation model (3)	Equity – IR correlation	25.0%–25.0%	25.0%
			Equity – FX correlation	0.0%–60.0%	33.7%
			Equity correlation	73.9%–100.0%	96.7%
			Equity volatility	10.3%–95.4%	44.1%

Credit-related contracts	(1)	Internal valuation model (3)	Default rate	0.1%–12.2%	2.1%

Other contracts	2	Internal valuation model (3)	Commodity volatility	20.0%–54.5%	39.8%

Long-term debt	836	Internal valuation model (3)	IR – IR correlation	23.2%–100.0%	75.0%
			FX – IR correlation	5.5%–58.2%	39.9%
			FX – FX correlation	39.0%–64.7%	51.9%
			Equity – IR correlation	25.0%–25.0%	25.0%
			Equity – FX correlation	-16.3%–93.3%	0.0%
			Equity correlation	3.2%–100.0%	90.8%
			Equity volatility	5.9%–180.8%	34.1%
			Default rate	0.1%–13.1%	2.3%
			Credit correlation	47.6%–100.0%	68.3%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.
(5)	The range of inputs for equity securities is not disclosed, as there is a dispersion of values given the number of positions.
IR = Interest rate
FX = Foreign exchange

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table shows the fair value hierarchy for these items as of March 31, 2022 and 2023:

2022	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	81	—	—	81	128
Loans held-for-sale	76	—	27	49	77
Equity securities (without readily determinable fair values)	4	—	3	1	4
Premises and equipment—net	—	—	—	—	13
Other assets	—	—	—	—	3

Total assets measured at fair value on a nonrecurring basis	161	—	30	131	225

2023	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	97	—	—	97	165
Loans held-for-sale	216	—	16	200	282
Equity securities (without readily determinable fair values)	4	—	4	—	5
Other investments	94	93	—	1	122
Premises and equipment—net	1	—	—	1	2

Total assets measured at fair value on a nonrecurring basis	412	93	20	299	576

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825
The following table shows the carrying amounts and fair values at March 31, 2022 and 2023, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments-Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 842, “Leases” (“ASC 842”):

	2022
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	68,366	68,366	50,628	17,738	—
Investments	1,519	1,466	485	981	—
Loans, net of allowance (Note)	89,264	90,576	—	—	90,576
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	58,054	58,054	—	58,054	—
Interest-bearing deposits	121,833	121,807	—	121,807	—
Due to trust accounts	390	390	—	390	—
Other short-term borrowings	7,567	7,567	—	7,567	—
Long-term debt	9,849	9,681	—	8,162	1,519

	2023
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	83,226	83,226	66,498	16,728	—
Investments	2,050	1,915	800	1,115	—
Loans, net of allowance (Note)	93,291	94,605	—	—	94,605
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	64,618	64,618	—	64,618	—
Interest-bearing deposits	128,756	128,718	—	128,718	—
Due to trust accounts	749	749	—	749	—
Other short-term borrowings	3,397	3,397	—	3,397	—
Long-term debt	12,246	11,719	—	10,315	1,404

Note:	Loans, net of allowance include items measured at fair value on a nonrecurring basis.